Derivative Warrant Liabilities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Warrant Liabilities (Details) [Line Items]
Warrants expire	5 years	5 years
Effective price per share	$ 9.2	$ 9.2
Newly issued price, percentage	115.00%	115.00%
Warrants become exercisable, description	Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last sale price of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Common Class A [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Minimum Period Of Prior Written Notice Of Redemption Of Warrants	30 days	30 days
Number Of Trading Day For Determining Prior Redemption Notice Period	10 days	10 days
Number Of Days Of Redemption Period	30 days	30 days
From The Completion Of Business Combination [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class Of Warrants Or Rights Period After Which The Warrants Are Exercisable	90 days	90 days
Share Price Equal Or Exceeds Ten Rupees Per Dollar [Member] | Common Class A [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Share Price	$ 10	$ 10
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrant outstanding (in Shares)	8,625,000	8,625,000
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrant outstanding (in Shares)	6,933,333	6,933,333	6,933,333
Class Of Warrants Or Rights Redemption Price Per Unit	$ 0.01	$ 0.01
Notice Period To Be Given Prior To Redemption	30 days	30 days
Period After Initial Business Combination To Allow Transfer Of Shares	30 days	30 days
Private Placement Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Share Price	$ 18	$ 18
Number Of Trading Days For Determining The Share Price	20 days	20 days
Number Of Consecutive Trading Days For Determining The Share Price	30 days	30 days
Private Placement [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants become exercisable, description		Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last sale price of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price per share	$ 11.5	$ 11.5